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Lawrence A. Samplatsky, Esquire
Assistant Vice President and Senior Counsel
The Lincoln National Life Insurance Company
350 Church Street
Hartford, Connecticut  06103-1106
Telephone: (860) 466-3833
Facsimile: (860) 466-1778
Lawrence.Samplatsky@LFG.com


March 5, 2008                                                         VIA EDGAR
                                                                      ---------

U.S. Securities and Exchange Commission 100 F Street, N.E.
Washington, DC 20549-0506

Lincoln Life Flexible Premium Variable Life Account D: File No. 033-00417; 811-04592
Lincoln Life Flexible Premium Variable Life Account F: File No. 033-14692, 333-40745; 811-05164
Lincoln Life Flexible Premium Variable Life Account G: File No. 033-22740; 811-05585
Lincoln Life Flexible Premium Variable Life Account J: File No. 033-76434; 811-08410
Lincoln Life Flexible Premium Variable Life Account K: File No. 033-76432; 811-08412
Lincoln Life Flexible Premium Variable Life Account M: File No. 333-82663, 333-84360, 333-42479, 333-54338,
         333-84370, 333-63940, 333-111137, 333-111128, 333-118478, 333-118477, 333-145090, 333-139960, 333-146507; 811-08557
Lincoln Life Flexible Premium Variable Life Account R: File No. 333-43107, 333-33782, 333-90432, 333-115882,
         333-125792, 333-125991, 333-145235, 333-145239; 811-08579
Lincoln Life Flexible Premium Variable Life Account S: File No. 333-72875, 333-104719, 333-125790; 811-09241
Lincoln Life Flexible Premium Variable Life Account Y: File No. 333-81884, 333-81882, 333-90438, 333-118482,
         333-118481, 333-115883; 811-21028
Lincoln Life & Annuity Flexible Premium Variable Life Account M: File No. 333-141782, 333-141788, 333-141789,
         333-141785, 333-141790, 333-141779, 333-141767, 333-141771, 333-141775, 333-148917; 811-08559
LLANY Separate Account R for Flexible Premium Variable Life: File No. 333-141780, 333-141784, 333-141786,
         333-141768, 333-141772, 333-141776, 333-149053; 811-08651
LLANY Separate Account S for Flexible Premium Variable Life: File No. 333-141777, 333-141773, 333-141769;
         811-09257
Lincoln Life & Annuity Flexible Premium Variable Life Account Y: File No. 333-141781, 333-141783, 333-141787,
         333-141770, 333-141774, 333-141778; 811-21029
CG Variable Life Insurance Separate Account I: File No. 033-84426; 811-08780
CG Variable Life Insurance Separate Account II: File No. 033-89238; 811-08970
Variable Life B of ING Life Insurance and Annuity Company: File No. 033-75248, 033-76004, 033-76018,
         033-64277, 333-27337; 811-04536
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Commissioners: As required by Rule 30e-2 under the Investment Company Act of
1940, as amended (the "Act"), the above-referenced Separate Accounts, unit investment trusts, registered under the Act, mailed to contract owners a report containing financial statements and other applicable information ("Annual
Report") for the period ending December 31, 2007; for each of the management investment companies (the "Underlying Funds") issuing securities held by the
Account. We understand that the Underlying Funds have filed or will file their
Annual Reports with the Commission under separate cover. If you have questions or comments, please contact me at (860) 466-3833.

Very truly yours,

/s/ Lawrence A. Samplatsky, Esquire

Lawrence A. Samplatsky, Esquire
Assistant Vice President and Senior Counsel